Net fee income (Tables)	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Summary of net fee income

	Half-year to
	30 Jun	30 Jun	31 Dec
	2019	2018	2018
	$m	$m	$m
Net fee income by product
Funds under management	1,067	1,149	1,072
Account services	1,034	1,156	1,021
Cards	968	965	991
Credit facilities	805	897	826
Unit trusts	546	613	425
Broking income	544	710	500
Underwriting	446	431	292
Remittances	373	361	417
Global custody	342	378	358
Imports/exports	338	362	347
Insurance agency commission	200	233	171
Other	1,141	1,214	1,155
Fee income	7,804	8,469	7,575
Less: fee expense	(1,680)	(1,702)	(1,722)
Net fee income	6,124	6,767	5,853
Net fee income by global business
Retail Banking and Wealth Management	2,498	2,795	2,403
Commercial Banking	1,781	1,874	1,681
Global Banking and Markets	1,499	1,745	1,484
Global Private Banking	375	389	353
Corporate Centre	(29)	(36)	(68)